Summary of Significant Accounting Policies (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Revenue:
Operating Revenue	$ 2,387,426	$ 1,842,909	$ 1,396,197
Total Operating Revenue	2,387,426	1,842,909	1,396,197
Cost of Goods Sold	(667,371)	(418,693)	(337,546)
Gross Profit	1,720,055	1,424,216	1,058,651
Sales and Marketing Costs		(282,241)	(407,751)
Freight Costs		(169,458)	(135,377)
Total Gross Profit less Direct Selling Costs		972,517	515,523
Other Income	532,050	1,850,401	1,614,373
Other gains/(losses) - net	38,413	95,167	(375,479)
Expenses:
Consulting, Employee and Director		(1,384,298)	(1,689,521)
Corporate Administration		(1,336,516)	(1,381,809)
Depreciation	(5,287)	(5,047)	(4,922)
Finance Costs		(18,857)	(24,483)
Impairment of Inventory		(163,600)	(136,494)
Marketing and Promotion		(370,699)	(789,608)
Research and Development	(1,044,528)	(2,257,224)	(4,630,674)
Travel and Entertainment	(159,911)	(297,606)	(276,539)
General and administrative expenses	5,014,128	3,412,576	3,109,845
Selling and marketing expenses	864,644	686,714	1,271,526
Finance income	39	1,238	8,386
Finance expenses		24,199	89,654
Loss for the period	$ (4,632,743)	(3,010,929)	(6,804,154)
Reclassification [Member]
Revenue:
Operating Revenue
Total Operating Revenue
Cost of Goods Sold
Gross Profit
Sales and Marketing Costs		282,241	407,751
Freight Costs		169,458	135,377
Total Gross Profit less Direct Selling Costs		451,699	543,128
Other Income		(1,238)	(8,386)
Other gains/(losses) - net		95,167	(375,479)
Expenses:
Consulting, Employee and Director		1,384,298	1,689,521
Corporate Administration		1,336,516	1,381,809
Depreciation		5,047	4,922
Finance Costs		18,857	24,483
Impairment of Inventory		163,600	136,494
Marketing and Promotion		370,699	789,608
Research and Development
Travel and Entertainment		297,606	276,539
General and administrative expenses		(3,412,576)	(3,109,845)
Selling and marketing expenses		(686,714)	(1,271,526)
Finance income		1,238	8,386
Finance expenses		(24,199)	(89,654)
Loss for the period
Reclassified [Member]
Revenue:
Operating Revenue		1,842,909	1,396,197
Total Operating Revenue		1,842,909	1,396,197
Cost of Goods Sold		(418,693)	(337,546)
Gross Profit		1,424,216	1,058,651
Sales and Marketing Costs
Freight Costs
Total Gross Profit less Direct Selling Costs		1,424,216	1,058,651
Other Income		1,849,163	1,605,987
Other gains/(losses) - net		95,167	(375,479)
Expenses:
Consulting, Employee and Director
Corporate Administration
Depreciation
Finance Costs
Impairment of Inventory
Marketing and Promotion
Research and Development		(2,257,224)	(4,630,674)
Travel and Entertainment
General and administrative expenses		(3,412,576)	(3,109,845)
Selling and marketing expenses		(686,714)	(1,271,526)
Finance income		1,238	8,386
Finance expenses		(24,199)	(89,654)
Loss for the period		$ (3,010,929)	$ (6,804,154)